Long-term Payables - other - Details of Long-term Payables - Other, Which Consist of Payables Related to the Acquisition of Frequency Usage Rights (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Present value discount on long-term payables – other	₩ (13,355)	₩ (29,772)
Current portion of long-term payables – other	(367,765)	(367,770)
Carrying amount as of December 31	539,955	892,683
Gross amount [member]
Disclosure of financial liabilities [line items]
Long-term payables – other	₩ 921,075	₩ 1,290,225